Goodwill and Finite Lived Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Goodwill and Finite Lived Intangible Asset
Goodwill	$ 115,300		$ 115,300		$ 115,300	$ 4,395,400
Goodwill Impairment charges					4,280,100
Total amortization expense	$ 130,000	$ 134,600	265,600	$ 273,900	542,900	$ 146,900
Net of accumulated amortization			51,500
Fair value of impairment loss			$ 0		$ 4,280,100